Dividends	12 Months Ended
Dec. 31, 2023
Dividends
Dividends

D. Other

D1. Dividends

Dividend distribution to the Company’s shareholders is recognised as a liability in the Consolidated Financial Statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognised when paid.

	2023	2022	2021
	£m	£m	£m
2020 final dividend paid – 5.41p per share	—	—	100
2021 interim dividend paid – 2.09p per share	—	—	39
2021 final dividend paid – 4.30p per share	—	80	—
2022 interim dividend paid – 2.40p per share	—	42	—
2022 final dividend paid – 5.15p per share	131	—	—
2023 interim dividend paid – 2.75p per share	70	—	—
	201	122	139

An interim dividend of 2.75p per share was paid on 11 September 2023 amounting to £70m. A final dividend in respect of 2023 of 5.93p per share is to be proposed at the Annual General Meeting on 8 May 2024.

The aggregate amount of the proposed dividend to be paid out of retained earnings at 31 December 2023, but not recognised as a liability at year end, is £150m (2022: £130m; 2021: £80m).